Note 4 - Critical Accounting Judgments and Key Sources of Estimation Uncertainly	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Critical Accounting Judgments and Key Sources of Estimation Uncertainly [Text Block]
4.	Critical accounting judgments and key sources of estimation uncertainty

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, and revenue and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not
readily apparent from other sources. Actual results
may
differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and further periods if the review affects both current and future periods.

Critical areas of estimation and judgements in applying accounting policies include the following:

Going concern

These consolidated financial statements have been prepared in accordance with U.S GAAP on a going concern basis, which assumes the realization of assets and discharge of liabilities in the normal course of business within the foreseeable future. Management uses judgment in determining assumptions for cash flow projections, such as anticipated financing, anticipated sales and future commitments to assess the Company’s ability to continue as a going concern. A critical judgment is that the Company continues to raise funds going forward and satisfy their obligations as they become due.

Useful lives of property and equipment

As described in Note
3
above, the Company reviews the estimated useful lives of property and equipment with definite useful lives at the end of each year and assesses whether the useful lives of certain items should be shortened or extended, due to various factors including technology, competition and revised service offerings. During the year ended
December 31, 2017
and
2016,
the Company was
not
required to adjust the useful lives of any assets based on the factors described above.

Deferred income taxes

The calculation of deferred income taxes is based on assumptions which are subject to uncertainty as to timing and which tax rates are expected to apply when temporary differences reverse. Deferred tax recorded is also subject to uncertainty regarding the magnitude of non-capital losses available for carry forward and of the balances in various tax pools. By their nature, these estimates are subject to measurement uncertainty, and the effect on the financial statements from changes in such estimates in future period could be material. Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets are reviewed at each balance sheet date and adjusted to the extent that it is no
longer probable that the related tax benefit will be realized.

Stock-based payments

The Company estimates the fair value of convertible securities such as options using the Black-Scholes option-pricing model which requires significant estimation around assumptions and inputs such as expected term to maturity, expected volatility and expected dividends.